ORGANIZATION/Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Pro Forma [Member]
ORGANIZATION
1.	Basis of Presentation

Effective December 31, 2017, UPD Holding, Inc. (“UPD”) completed the acquisition of 100% of the equity of Record Street Brewing Co. (“RSB”).

UPD issued 80,000,000 shares of common stock to the shareholders of RSB in exchange for all of RSB’s issued and outstanding 5,000 shares. In the pro forma unaudited combined financial statements, pro forma adjustments are made to reflect the financial position and results of operations of a combined operating entity.

The unaudited pro forma combined financial statements have been prepared for illustrative purposes only and are not necessarily indicative of the consolidated financial position or results of operations in future periods or the results that actually would have been realized has UPD and RSB been a combined company during the specified periods. The unaudited pro forma combined financial statements, including the notes thereto, are qualified in their entirety by reference to, and should be read in conjunction with, the historical financial statements of RSB included herein, and the historical financial statements of UPD included in its Annual Report on Form 10-K for the year ended June 30, 2017 and its Quarterly Report on Form 10-Q for the three months ended September 30, 2017.

Record Street Brewing Co [Member]
ORGANIZATION

NOTE 1 – ORGANIZATION

Organization – The accompanying unaudited financial statements include the accounts of Record Street Brewing Company, which is referred to herein as the “Company.” The Company was incorporated in Nevada in 2015 and produces beer through brewery contracts with various brewers throughout the United States. The Company’s draft and bottled beers are sold to distributors in California and Nevada.

Going Concern – The accompanying unaudited financial statements are prepared using accounting principles generally accepted in the United States of America applicable to a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has not yet established an ongoing sufficient source of revenue to allow it to continue as a going concern, has recurring net losses and net capital deficiency.  The ability of the Company to continue as a going concern is dependent on the Company obtaining adequate capital to fund operating losses until it becomes profitable.  If the Company is unable to obtain adequate capital, it could be forced to cease operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying unaudited financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

In order to continue as a going concern, the Company will need, among other things, additional capital resources. Management’s plans to obtain such resources for the Company include (i) obtaining capital from management and significant stockholders sufficient to meet its minimal operating expenses; (ii) obtaining funding from outside sources through the sale of its debt and/or equity securities; and (iii) completing a merger with or acquisition of an existing operating company. However, management cannot provide any assurances that the Company will be successful in accomplishing any of its plans.

NOTE 1 – ORGANIZATION

Organization – The accompanying financial statements include the accounts of Record Street Brewing Company, which is referred to herein as the “Company.” The Company was incorporated in Nevada in 2015 and produces beer through brewery contracts with various brewers throughout the United States. The Company’s draft and bottled beers are sold to distributors in California and Nevada. The Company did not generate any revenue from inception through year end 2016.

Going Concern – The accompanying financial statements are prepared using accounting principles generally accepted in the United States of America applicable to a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has not yet established an ongoing sufficient source of revenue to allow it to continue as a going concern, has recurring net losses and net capital deficiency.  The ability of the Company to continue as a going concern is dependent on the Company obtaining adequate capital to fund operating losses until it becomes profitable.  If the Company is unable to obtain adequate capital, it could be forced to cease operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

In order to continue as a going concern, the Company will need, among other things, additional capital resources. Management’s plans to obtain such resources for the Company include (i) obtaining capital from management and significant stockholders sufficient to meet its minimal operating expenses; (ii) obtaining funding from outside sources through the sale of its debt and/or equity securities; and (iii) completing a merger with or acquisition of an existing operating company. However, management cannot provide any assurances that the Company will be successful in accomplishing any of its plans.